Provisions (Tables)	6 Months Ended
Jun. 30, 2021
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2021	12.9	6.6	32.3	51.8
Additional provision in the period	1.1	—	1.0	2.1
Release of provision	(0.2)	—	(2.7)	(2.9)
Utilization of provision	(7.0)	—	(6.2)	(13.2)
Foreign exchange	0.1	—	0.7	0.8
Balance as of June 30, 2021	6.9	6.6	25.1	38.6

Analysis of total provisions:			June 30, 2021	December 31, 2020
Current			35.7	45.7
Non-current			2.9	6.1
Total			38.6	51.8